UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.30%	$ 1,000.00	$ 1,000.50	$ 1.51
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.69	$ 1.53

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	27.3	25.4	28.5
8 - 30	20.9	19.6	19.1
31 - 60	18.3	21.3	19.4
61 - 90	11.3	16.0	22.3
91 - 180	18.1	11.2	9.2
> 180	4.1	6.5	1.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Money Market Portfolio	54 Days	57 Days	43 Days
All Taxable Money Market Funds Average*	47 Days	45 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Money Market Portfolio	84 Days	101 Days	89 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Certificates of Deposit 38.8%	Certificates of Deposit 39.1%
Commercial Paper 15.9%	Commercial Paper 24.1%
Variable Rate Demand Notes (VRDNs) 1.7%	Variable Rate Demand Notes (VRDNs) 1.0%
Other Notes 3.7%	Other Notes 6.8%
Treasury Debt 17.7%	Treasury Debt 10.8%
Government Agency Debt 1.6%	Government Agency Debt** 1.3%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.3%	Other Municipal Debt 0.5%
Other Instruments 1.0%	Other Instruments 0.2%
Repurchase Agreements 19.1%	Repurchase Agreements 17.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)† (1.4)%

Current and Historical Seven-Day Yields
	8/31/12	5/31/12	2/29/12	11/29/11	8/30/11
Money Market Portfolio	0.08%	0.10%	0.11%	0.08%	0.04%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.8%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.0%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 30,000,000	$ 30,000,000
State Street Bank & Trust Co., Boston
9/13/12 to 9/14/12	0.28	30,000,000	30,000,000
			60,000,000
London Branch, Eurodollar, Foreign Banks - 6.4%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	24,000,000	24,000,474
Commonwealth Bank of Australia
9/18/12	0.30	20,000,000	20,000,000
HSBC Bank PLC
12/28/12	0.42	21,000,000	21,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12	0.43	7,000,000	7,000,000
Mizuho Corporate Bank Ltd.
9/14/12 to 10/18/12	0.43 to 0.44	83,000,000	83,000,000
National Australia Bank Ltd.
9/10/12 to 1/11/13	0.35 to 0.42 (c)	221,000,000	221,000,000
			376,000,474
New York Branch, Yankee Dollar, Foreign Banks - 31.4%
Bank of Montreal Chicago CD Program
9/26/12 to 9/6/13	0.30 to 0.65 (c)	134,000,000	134,003,851
Bank of Nova Scotia
9/5/12 to 9/11/13	0.31 to 0.69 (c)	181,060,000	181,068,700
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/4/12 to 3/4/13	0.48 to 0.50 (c)	225,000,000	225,000,000
Canadian Imperial Bank of Commerce
9/24/12 to 9/17/13	0.41 to 0.66 (c)	216,000,000	216,003,388
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32 to 0.33	58,000,000	57,999,909
Mitsubishi UFJ Trust & Banking Corp.
10/22/12 to 2/19/13	0.43 to 0.55	56,000,000	56,000,000
Mizuho Corporate Bank Ltd.
9/4/12 to 12/6/12	0.30 to 0.40	199,000,000	199,000,000
National Bank of Canada
2/4/13 to 2/20/13	0.37 to 0.54 (c)	51,000,000	51,000,000
Nordea Bank Finland PLC
9/4/12	0.30	25,000,000	25,000,000
Royal Bank of Canada
9/1/13	0.82 (c)	75,000,000	75,000,000
Skandinaviska Enskilda Banken
11/8/12	0.36	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
9/14/12 to 2/28/13	0.39 to 0.44 (c)	262,000,000	262,000,000

	Yield (a)	Principal Amount	Value
Sumitomo Trust & Banking Co. Ltd.
10/9/12 to 11/26/12	0.41 to 0.42%	$ 134,000,000	$ 134,000,000
Svenska Handelsbanken, Inc.
9/17/12 to 12/27/12	0.27 to 0.31	29,000,000	29,000,022
Toronto-Dominion Bank
10/19/12 to 3/28/13	0.30 to 0.48 (c)	144,000,000	144,000,000
			1,838,075,870
TOTAL CERTIFICATE OF DEPOSIT			2,274,076,344
Financial Company Commercial Paper - 13.7%

Barclays Bank PLC
9/13/12 to 9/26/12	0.73 (b)	10,000,000	10,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
9/14/12 to 9/19/12	0.28	10,000,000	9,998,756
BAT International Finance PLC
10/12/12	0.43	1,000,000	999,510
Citigroup Funding, Inc.
9/5/12 to 9/25/12	0.50 to 0.60	100,000,000	99,981,328
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	83,000,000	82,987,320
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	112,000,000	111,959,807
DNB Bank ASA
9/18/12 to 10/1/12	0.33	60,000,000	59,988,267
JPMorgan Chase & Co.
9/12/12 to 11/15/12	0.28 to 0.29 (c)	40,000,000	39,991,250
Nationwide Building Society
9/25/12	0.46	20,000,000	19,993,867
Nordea North America, Inc.
9/5/12 to 9/11/12	0.30 to 0.31	52,000,000	51,996,578
PNC Bank NA
2/15/13	0.39	13,000,000	12,976,481
Skandinaviska Enskilda Banken AB
11/28/12	0.37	11,000,000	10,990,051
Sumitomo Mitsui Banking Corp.
9/4/12	0.20	17,000,000	16,999,717
Svenska Handelsbanken, Inc.
9/12/12 to 12/28/12	0.27 to 0.31	36,550,000	36,531,731
Swedbank AB
9/7/12 to 12/7/12	0.31 to 0.37	33,000,000	32,983,492
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32%	$ 16,000,000	$ 15,974,162
UBS Finance, Inc.
10/12/12 to 11/5/12	0.40	143,000,000	142,920,856
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	45,000,000	44,945,389
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			802,218,562
Asset Backed Commercial Paper - 0.2%

Ciesco LP (Citibank NA Guaranteed)
9/5/12	0.43	7,000,000	6,999,666
Govco, Inc. (Liquidity Facility Citibank NA)
9/5/12	0.43	7,000,000	6,999,666
TOTAL ASSET BACKED COMMERCIAL PAPER			13,999,332
Other Commercial Paper - 2.0%

Devon Energy Corp.
10/1/12	0.44 (c)	29,000,000	29,000,000
Dominion Resources, Inc.
9/18/12 to 10/4/12	0.42	11,000,000	10,996,500
Ecolab, Inc.
10/15/12	0.54 (c)	12,000,000	12,000,000
Hewlett-Packard Co.
9/7/12 to 9/12/12	0.43	5,000,000	4,999,522
Northeast Utilities
9/4/12 to 9/10/12	0.43 to 0.44	8,171,000	8,170,561
Sempra Global
9/10/12 to 9/27/12	0.40 to 0.45	5,000,000	4,999,176
Verizon Communications, Inc.
10/15/12	0.45 (c)	19,000,000	19,000,000
Viacom, Inc.
9/10/12 to 9/11/12	0.42	3,000,000	2,999,662
Xerox Corp.
9/10/12 to 10/1/12	0.74 to 0.75	26,000,000	25,990,076
TOTAL OTHER COMMERCIAL PAPER			118,155,497
Treasury Debt - 17.7%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bills
11/8/12 to 2/21/13	0.15 to 0.16%	$ 555,000,000	$ 554,768,920
U.S. Treasury Notes
10/15/12 to 8/15/13	0.15 to 0.23	479,000,000	481,925,886
TOTAL TREASURY DEBT			1,036,694,806
Other Note - 3.7%

Medium-Term Notes - 3.7%
Royal Bank of Canada
9/1/13 to 9/13/13	0.56 to 0.72 (b)(c)	145,450,000	145,450,000
9/6/13	0.49 (c)	70,000,000	69,985,724
TOTAL OTHER NOTE			215,435,724
Variable Rate Demand Note - 1.7%

Florida - 0.7%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/7/12	0.21 (c)	40,000,000	40,000,000
Michigan - 0.3%
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
9/7/12	0.22 (c)	15,000,000	15,000,000
Non State Specific - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/7/12	0.21 (c)	10,000,000	10,000,000
Texas - 0.6%
Texas Gen. Oblig. Participating VRDN Series Putters 4263, (Liquidity Facility JPMorgan Chase Bank)
9/4/12	0.20 (c)(e)	34,000,000	34,000,000
TOTAL VARIABLE RATE DEMAND NOTE			99,000,000
Government Agency Debt - 1.6%

Federal Agencies - 1.6%
Fannie Mae
2/22/13 to 3/7/13	0.16 to 0.17	79,000,000	79,017,533
Federal Home Loan Bank
2/28/13 to 3/25/13	0.17 to 0.18	17,000,000	17,000,821
TOTAL GOVERNMENT AGENCY DEBT			96,018,354
Insurance Company Funding Agreement - 0.1%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
11/29/12	0.66% (c)(f)	$ 8,000,000	$ 8,000,000
Other Instrument - 1.0%

Time Deposits - 1.0%
Lloyds TSB Bank PLC
9/5/12	0.18	60,000,000	60,000,000
Other Municipal Debt - 0.3%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 9/6/12, CP mode (d)	16,500,000	16,500,000
Government Agency Repurchase Agreement - 6.8%
	Maturity Amount
In a joint trading account at 0.21% dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) #	$ 33,733,804	33,733,000
With:
Citibank NA at 0.19%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $28,561,055, 2.4% - 7%, 1/1/18 - 7/1/42)	28,001,034	28,000,000
Goldman Sachs & Co. at 0.19%, dated 8/31/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $36,720,776, 3.5% - 4%, 2/1/26 - 4/1/42)	36,001,330	36,000,000
ING Financial Markets LLC at 0.22%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $23,691,325, 2.27% - 5.85%, 10/20/33 - 5/1/42)	23,004,217	23,000,000
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $25,752,080, 0.57% - 4.5%, 10/25/14 - 7/25/40)	25,004,583	25,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.23%, dated:
8/22/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $79,706,053, 2.85% - 5%, 8/1/40 - 10/1/40)	78,014,950	78,000,000

	Maturity Amount	Value
8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $20,401,043, 3.02% - 4.5%, 8/1/40 - 8/1/42)	$ 20,003,833	$ 20,000,000
0.24%, dated:
8/3/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $60,651,400, 3.06% - 6%, 4/1/26 - 7/1/42)	59,012,587	59,000,000
8/16/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $40,214,802, 3.5%, 5/1/42 - 7/1/42)	39,007,540	39,000,000
RBC Capital Markets Corp. at:
0.19%, dated 8/27/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $9,190,697, 3.28%, 4/1/41)	9,001,330	9,000,000
0.2%, dated 8/6/12 due 9/6/12 (Collateralized by U.S. Government Obligations valued at $18,473,090, 2.55% - 5.02%, 9/1/26 - 5/1/42)	18,003,100	18,000,000
UBS Securities LLC at 0.2%, dated 8/20/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $27,575,215, 4%, 9/1/41 - 1/20/42)	27,004,500	27,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		395,733,000
Other Repurchase Agreement - 12.3%

Other Repurchase Agreement - 12.3%
With:
Barclays Capital, Inc. at:
0.25%, dated 8/31/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $208,245,826, 0% - 9.6%, 9/14/12 - 9/15/17)	200,005,556	200,000,000
0.37%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $4,139,670, 2.56% - 2.74%, 3/1/22 - 11/1/36)	4,000,288	4,000,000
BNP Paribas Securities Corp. at:
0.32%, dated:
8/29/12 due 9/5/12 (Collateralized by Corporate Obligations valued at $3,150,168, 1.3% - 7%, 2/1/14 - 7/31/15)	3,000,187	3,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
BNP Paribas Securities Corp. at:
0.32%, dated:
8/30/12 due 9/6/12 (Collateralized by Corporate Obligations valued at $3,159,474, 2.85%, 8/9/22)	$ 3,000,187	$ 3,000,000
0.53%, dated 8/27/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $3,240,382, 6.75%, 6/1/19)	3,000,353	3,000,000
Citigroup Global Markets, Inc. at 0.55%, dated 8/31/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $82,085,016, 0.48% - 12.25%, 11/15/15 - 11/25/51)	76,004,644	76,000,000
Credit Suisse Securities (USA) LLC at:
0.26%, dated 8/28/12 due 9/4/12 (Collateralized by U.S. Government Obligations valued at $10,302,280, 0%, 12/15/34 - 5/15/41)	10,000,506	10,000,000
0.3%, dated 8/28/12 due 9/4/12 (Collateralized by Equity Securities valued at $17,281,128)	16,000,933	16,000,000
0.85%, dated 8/1/12 due 10/30/12 (Collateralized by Corporate Obligations valued at $4,324,281, 3.25%, 8/15/37)	4,008,500	4,000,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $5,404,085, 0.45% - 0.99%, 3/25/35 - 1/25/36)	5,011,125	5,000,000
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $5,402,357, 2.21%, 4/25/34)	5,011,249	5,000,000
0.9%, dated:
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $5,410,592, 0.45%, 1/25/36)	5,011,250	5,000,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $10,813,844, 0.38%, 7/15/36)	10,022,500	10,000,000
10/15/12 (Collateralized by Corporate Obligations valued at $10,814,135, 0.38% - 0.50%, 5/25/36 - 7/15/36)	10,024,000	10,000,000

	Maturity Amount	Value
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $17,302,431, 0.41% - 1.21%, 6/25/32 - 9/25/47)	$ 16,036,800	$ 16,000,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $10,811,609, 0.38% - 1.21%, 2/15/34 - 7/15/36)	10,023,256	10,000,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $5,405,261, 0.45% - 4.87%, 11/25/35 - 1/25/36)	5,011,756	5,000,000
J.P. Morgan Clearing Corp. at:
0.63%, dated 7/20/12 due 10/18/12 (Collateralized by Equity Securities valued at $7,610,324)	7,011,025	7,000,000
0.7%, dated 7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $29,352,978, 1.88% - 6%, 6/1/14 - 5/1/15)	27,047,775	27,000,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $15,220,360)	14,060,562	14,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 8/29/12 due 9/5/12 (Collateralized by U.S. Government Obligations valued at $74,461,738, 4.5%, 2/1/40 - 4/1/41)	73,003,833	73,000,000
0.34%, dated 8/28/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $9,451,755, 5.5%, 9/1/41)	9,000,595	9,000,000
0.49%, dated 8/17/12 due 9/7/12 (Collateralized by Mortgage Loan Obligations valued at $15,124,093, 0.44% - 3.15%, 6/19/35 - 9/25/36)	14,005,907	14,000,000
0.64%, dated 8/28/12 due 9/4/12 (Collateralized by Mortgage Loan Obligations valued at $3,241,831, 6%, 7/25/36)	3,000,373	3,000,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $10,846,503, 0.44%, 9/25/36)	10,047,236	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.65%, dated 8/31/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $82,085,928, 0.71% - 6.43%, 4/25/35 - 10/6/41)	76,005,489	76,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at 0.43%, dated 8/27/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $10,502,325, 1.25% - 3.95%, 3/15/15 - 8/1/26)	$ 10,003,464	$ 10,000,000
RBC Capital Markets Co. at 0.45%, dated 8/28/12 due 9/4/12 (Collateralized by Corporate Obligations valued at $3,249,295, 3.5%, 10/15/25)	3,000,263	3,000,000
RBS Securities, Inc. at:
0.65%, dated 8/10/12 due 9/7/12 (Collateralized by U.S. Government Obligations valued at $14,426,319, 6.26% - 6.48%, 7/25/36 - 6/25/42)	14,007,836	14,000,000
0.95%, dated:
8/17/12 due 9/17/12 (Collateralized by U.S. Government Obligations valued at $20,608,031, 5.83% - 6.51%, 4/25/37 - 8/25/42)	20,016,361	20,000,000
8/24/12 due 9/21/12 (Collateralized by U.S. Government Obligations valued at $11,332,622, 5.68% - 6.81%, 12/25/33 - 6/25/42)	11,008,128	11,000,000
Royal Bank of Scotland PLC at:
0.65%, dated 8/10/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $14,705,919, 7.95%, 2/15/31)	14,007,836	14,000,000
0.95%, dated 8/30/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $17,852,637, 7.95% - 8.2%, 1/15/30 - 2/15/31)	17,014,356	17,000,000
UBS Securities LLC at:
0.62%, dated:
7/20/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $5,404,278, 1.5% - 5.25%, 4/15/15 - 5/1/28)	5,007,750	5,000,000

	Maturity Amount	Value
8/21/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $4,321,042, 1.5% - 4.5%, 6/15/14 - 6/15/38)	$ 4,006,200	$ 4,000,000
0.65%, dated 7/9/12 due 9/7/12 (Collateralized by Corporate Obligations valued at $7,700,871, 2.5% - 5%, 10/1/14 - 4/1/41)	7,010,996	7,000,000
TOTAL OTHER REPURCHASE AGREEMENT		723,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,858,831,619)	5,858,831,619
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,364,041
NET ASSETS - 100%	$ 5,863,195,660
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,450,000 or 2.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.66%, 11/29/12	7/18/12	$ 8,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,733,000 due 9/04/12 at 0.21%
Bank of America NA	$ 5,042,179
Barclays Capital, Inc.	9,696,498
Deutsche Bank Securities, Inc.	387,860
J.P. Morgan Securities, Inc.	252,109
Mizuho Securities USA, Inc.	14,544,747
RBC Capital Markets Corp.	3,809,607
$ 33,733,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,118,733,000) - See accompanying schedule: Unaffiliated issuers (cost $5,858,831,619)		$ 5,858,831,619
Receivable for fund shares sold		13,896,340
Interest receivable		2,897,992
Total assets		5,875,625,951

Liabilities
Payable to custodian bank	$ 161
Payable for fund shares redeemed	10,887,493
Distributions payable	26,411
Accrued management fee	846,468
Other affiliated payables	615,592
Other payables and accrued expenses	54,166
Total liabilities		12,430,291

Net Assets		$ 5,863,195,660
Net Assets consist of:
Paid in capital		$ 5,862,845,184
Distributions in excess of net investment income		(1,018)
Accumulated undistributed net realized gain (loss) on investments		351,494
Net Assets, for 5,861,541,930 shares outstanding		$ 5,863,195,660
Net Asset Value, offering price and redemption price per share ($5,863,195,660 ÷ 5,861,541,930 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 11,945,918

Expenses
Management fee	$ 5,103,874
Transfer agent fees	3,462,618
Accounting fees and expenses	248,767
Custodian fees and expenses	50,490
Independent trustees' compensation	10,039
Registration fees	60,536
Audit	21,967
Legal	9,021
Interest	178
Miscellaneous	25,857
Total expenses before reductions	8,993,347
Expense reductions	(31)	8,993,316
Net investment income (loss)		2,952,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		79,125
Net increase in net assets resulting from operations		$ 3,031,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,952,602	$ 4,403,193
Net realized gain (loss)	79,125	287,909
Net increase in net assets resulting from operations	3,031,727	4,691,102
Distributions to shareholders from net investment income	(2,953,620)	(4,403,118)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,631,317,037	4,005,823,692
Reinvestment of distributions	2,765,857	4,075,819
Cost of shares redeemed	(1,697,540,329)	(5,538,704,949)
Net increase (decrease) in net assets and shares resulting from share transactions	(63,457,435)	(1,528,805,438)
Total increase (decrease) in net assets	(63,379,328)	(1,528,517,454)

Net Assets
Beginning of period	5,926,574,988	7,455,092,442
End of period (including distributions in excess of net investment income of $1,018 and undistributed net investment income of $0, respectively)	$ 5,863,195,660	$ 5,926,574,988

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 E	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.001	.005	.025	.049
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.001	.005	.025	.049
Distributions from net investment income	(.001)	(.001)	(.001)	(.005)	(.025)	(.049)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.001)	(.001)	(.001)	(.005)	(.025)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.07%	.12%	.47%	2.49%	5.01%
Ratios to Average Net Assets D
Expenses before reductions	.30% A	.30%	.31%	.33%	.33%	.36%
Expenses net of fee waivers, if any	.30% A	.30%	.31%	.33%	.33%	.36%
Expenses net of all reductions	.30% A	.30%	.31%	.33%	.33%	.36%
Net investment income (loss)	.10% A	.07%	.12%	.47%	2.44%	4.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,863,196	$ 5,926,575	$ 7,455,092	$ 7,759,450	$ 7,952,813	$ 7,178,195

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,858,831,619

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $14,406,125. The weighted average interest rate was .01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,708,631 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $31.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-USAN-1012
1.813613.107

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,007.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,007.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,037.00	$ 1.03
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,037.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,090.60	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,091.10	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	36.6	29.6
1 - 1.99%	20.0	24.0
2 - 2.99%	22.7	22.7
3 - 3.99%	8.1	11.1
4 - 4.99%	10.1	10.5
5% and over	2.2	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	2.8	2.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	2.6	2.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 3,035,000	$ 3,797,544
7.5% 11/15/16	2,228,000	2,877,600
8.75% 5/15/17	1,956,000	2,699,738
9.25% 2/15/16	693,000	903,932
9.875% 11/15/15	642,000	836,556
10.625% 8/15/15	421,000	548,254
11.25% 2/15/15	2,069,000	2,622,942
U.S. Treasury Notes:
0.125% 9/30/13	8,003,000	7,997,062
0.125% 12/31/13	8,074,000	8,065,167
0.125% 7/31/14	7,704,000	7,688,954
0.25% 10/31/13	8,396,000	8,400,593
0.25% 11/30/13	8,532,000	8,536,667
0.25% 1/31/14	8,083,000	8,087,421
0.25% 2/28/14	8,190,000	8,194,480
0.25% 3/31/14	8,040,000	8,043,457
0.25% 4/30/14	7,799,000	7,802,049
0.25% 5/31/14	7,876,000	7,879,694
0.25% 6/30/14	7,744,000	7,747,330
0.25% 8/31/14	5,088,000	5,090,386
0.25% 9/15/14	7,323,000	7,325,285
0.25% 12/15/14	7,744,000	7,745,812
0.25% 1/15/15	7,771,000	7,772,818
0.25% 2/15/15	7,675,000	7,674,401
0.25% 5/15/15	7,293,000	7,289,011
0.25% 7/15/15	5,365,000	5,359,549
0.25% 8/15/15	7,239,000	7,229,951
0.375% 11/15/14	7,622,000	7,644,630
0.375% 3/15/15	7,800,000	7,821,934
0.375% 4/15/15	7,655,000	7,676,526
0.375% 6/15/15	7,324,000	7,344,595
0.5% 10/15/13	7,114,000	7,137,064
0.5% 11/15/13	6,673,000	6,696,723
0.5% 8/15/14	7,477,000	7,515,843
0.5% 10/15/14	7,291,000	7,330,874
0.5% 7/31/17	8,001,000	7,969,124
0.625% 7/15/14	7,248,000	7,300,664
0.625% 5/31/17	7,737,000	7,763,600
0.625% 8/31/17	7,941,000	7,953,404
0.75% 9/15/13	7,460,000	7,502,544
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 12/15/13	$ 5,391,000	$ 5,428,273
0.75% 6/15/14	7,325,000	7,393,101
0.75% 6/30/17	7,737,000	7,802,285
0.875% 11/30/16	7,772,000	7,903,759
0.875% 12/31/16	8,019,000	8,151,185
0.875% 1/31/17	8,019,000	8,148,058
0.875% 2/28/17	7,737,000	7,862,726
0.875% 4/30/17	7,954,000	8,074,551
1% 1/15/14	5,084,000	5,138,612
1% 5/15/14	6,433,000	6,517,182
1% 8/31/16	7,630,000	7,801,080
1% 9/30/16	7,789,000	7,963,645
1% 10/31/16	7,772,000	7,944,445
1% 3/31/17	7,982,000	8,151,618
1.25% 2/15/14	5,054,000	5,129,219
1.25% 3/15/14	6,473,000	6,574,646
1.25% 4/15/14	6,051,000	6,150,509
1.25% 8/31/15	7,424,000	7,633,379
1.25% 9/30/15	7,110,000	7,313,858
1.25% 10/31/15	7,177,000	7,385,578
1.375% 11/30/15	6,721,000	6,946,261
1.5% 12/31/13	6,207,000	6,312,469
1.5% 6/30/16	7,166,000	7,462,156
1.5% 7/31/16	7,630,000	7,948,911
1.75% 1/31/14	6,455,000	6,594,693
1.75% 3/31/14	8,190,000	8,385,790
1.75% 7/31/15	6,394,000	6,662,746
1.75% 5/31/16	5,093,000	5,348,047
1.875% 2/28/14	6,143,000	6,294,173
1.875% 4/30/14	7,040,000	7,231,953
1.875% 6/30/15	5,398,000	5,639,647
1.875% 8/31/17	6,319,000	6,713,938
2% 11/30/13	5,292,000	5,409,419
2% 1/31/16	6,964,000	7,353,552
2% 4/30/16	5,331,000	5,644,196
2.125% 11/30/14	9,440,000	9,835,300
2.125% 5/31/15	7,410,000	7,782,812
2.125% 12/31/15	3,268,000	3,460,250
2.125% 2/29/16	3,683,000	3,908,871
2.25% 5/31/14	7,438,000	7,698,910
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 1/31/15	$ 9,035,000	$ 9,466,277
2.25% 3/31/16	4,842,000	5,165,809
2.375% 8/31/14	8,826,000	9,200,417
2.375% 9/30/14	9,494,000	9,916,032
2.375% 10/31/14	8,945,000	9,353,813
2.375% 2/28/15	9,263,000	9,748,585
2.375% 3/31/16	3,624,000	3,880,793
2.375% 7/31/17	5,070,000	5,506,892
2.5% 3/31/15	9,247,000	9,779,424
2.5% 4/30/15	8,379,000	8,873,880
2.5% 6/30/17	4,802,000	5,240,183
2.625% 6/30/14	8,693,000	9,071,285
2.625% 7/31/14	8,343,000	8,722,348
2.625% 12/31/14	8,973,000	9,469,315
2.625% 2/29/16	2,850,000	3,074,438
2.625% 4/30/16	3,082,000	3,333,134
2.75% 10/31/13	5,358,000	5,514,973
2.75% 11/30/16	5,399,000	5,913,589
2.75% 5/31/17	4,600,000	5,072,576
3% 8/31/16	5,085,000	5,604,224
3% 9/30/16	5,183,000	5,717,497
3% 2/28/17	4,826,000	5,358,366
3.125% 9/30/13	5,854,000	6,037,166
3.125% 10/31/16	6,087,000	6,755,146
3.125% 1/31/17	6,057,000	6,747,401
3.125% 4/30/17	4,661,000	5,213,040
3.25% 5/31/16	3,785,000	4,185,975
3.25% 6/30/16	3,940,000	4,365,091
3.25% 7/31/16	4,919,000	5,460,090
3.25% 12/31/16	5,128,000	5,733,345
3.25% 3/31/17	5,213,000	5,854,444
4% 2/15/14	6,549,000	6,906,890
4% 2/15/15	6,474,000	7,063,238
4.125% 5/15/15	5,511,000	6,078,892
4.25% 11/15/13	6,820,000	7,149,542
4.25% 8/15/14	5,087,000	5,482,631
4.25% 11/15/14	5,507,000	5,988,863
4.25% 8/15/15	6,322,000	7,051,502
4.5% 11/15/15	4,525,000	5,124,210
4.5% 2/15/16	4,520,000	5,161,980
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17	$ 2,999,000	$ 3,547,019
4.625% 11/15/16	3,982,000	4,668,895
4.625% 2/15/17	3,533,000	4,173,081
4.75% 5/15/14	6,033,000	6,494,193
4.75% 8/15/17	3,574,000	4,297,456
4.875% 8/15/16	3,533,000	4,147,134
5.125% 5/15/16	3,356,000	3,938,581
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $807,118,440)		823,585,636
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $3,420,000)	$ 3,420,068	3,420,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $810,538,440)		827,005,636
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,093,888
NET ASSETS - 100%		$ 828,099,524
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,420,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 2,054,850
Mizuho Securities USA, Inc.	850,620
RBS Securities, Inc.	514,530
$ 3,420,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,420,000) - See accompanying schedule: Unaffiliated issuers (cost $810,538,440)		$ 827,005,636
Cash		23
Receivable for investments sold		30,920,823
Receivable for fund shares sold		812,540
Interest receivable		2,934,389
Total assets		861,673,411

Liabilities
Payable for investments purchased	$ 31,527,711
Payable for fund shares redeemed	1,856,929
Distributions payable	105,529
Accrued management fee	34,612
Other affiliated payables	49,106
Total liabilities		33,573,887

Net Assets		$ 828,099,524
Net Assets consist of:
Paid in capital		$ 810,361,356
Undistributed net investment income		320,553
Accumulated undistributed net realized gain (loss) on investments		950,419
Net unrealized appreciation (depreciation) on investments		16,467,196
Net Assets		$ 828,099,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($175,103,684 ÷ 16,453,743 shares)	$ 10.64

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($652,995,840 ÷ 61,357,087 shares)	$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 4,653,256

Expenses
Management fee	$ 195,531
Transfer agent fees	286,356
Independent trustees' compensation	1,323
Miscellaneous	1,115
Total expenses before reductions	484,325
Expense reductions	(43)	484,282
Net investment income (loss)		4,168,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,304,050
Change in net unrealized appreciation (depreciation) on investment securities		517,037
Net gain (loss)		1,821,087
Net increase (decrease) in net assets resulting from operations		$ 5,990,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,168,974	$ 8,976,759
Net realized gain (loss)	1,304,050	3,870,366
Change in net unrealized appreciation (depreciation)	517,037	8,092,011
Net increase (decrease) in net assets resulting from operations	5,990,061	20,939,136
Distributions to shareholders from net investment income	(4,099,906)	(8,804,121)
Distributions to shareholders from net realized gain	(1,150,837)	(3,734,326)
Total distributions	(5,250,743)	(12,538,447)
Share transactions - net increase (decrease)	41,795,121	97,405,039
Total increase (decrease) in net assets	42,534,439	105,805,728

Net Assets
Beginning of period	785,565,085	679,759,357
End of period (including undistributed net investment income of $320,553 and undistributed net investment income of $251,485, respectively)	$ 828,099,524	$ 785,565,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.052	.127	.147	.167	.285	.433
Net realized and unrealized gain (loss)	.025	.193	.088	.058	.141	.579
Total from investment operations	.077	.320	.235	.225	.426	1.012
Distributions from net investment income	(.051)	(.125)	(.152)	(.170)	(.301)	(.407)
Distributions from net realized gain	(.016)	(.055)	(.043)	(.245)	(.085)	(.025)
Total distributions	(.067)	(.180)	(.195)	(.415)	(.386)	(.432)
Net asset value, end of period	$ 10.64	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Total Return B, C	.73%	3.07%	2.26%	2.17%	4.11%	10.38%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.97% A	1.19%	1.40%	1.59%	2.70%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,104	$ 191,449	$ 254,081	$ 204,496	$ 223,533	$ 129,158
Portfolio turnover rate	47% A	57%	62%	138%	116%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.057	.137	.157	.177	.295	.441
Net realized and unrealized gain (loss)	.026	.193	.088	.059	.141	.581
Total from investment operations	.083	.330	.245	.236	.436	1.022
Distributions from net investment income	(.057)	(.135)	(.162)	(.181)	(.311)	(.417)
Distributions from net realized gain	(.016)	(.055)	(.043)	(.245)	(.085)	(.025)
Total distributions	(.073)	(.190)	(.205)	(.426)	(.396)	(.442)
Net asset value, end of period	$ 10.64	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Total Return B, C	.78%	3.17%	2.36%	2.27%	4.22%	10.49%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.07% A	1.29%	1.50%	1.69%	2.80%	4.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 652,996	$ 594,116	$ 425,678	$ 334,225	$ 339,169	$ 242,608
Portfolio turnover rate	47% A	57%	62%	138%	116%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.7	0.0
1 - 1.99%	28.6	16.8
2 - 2.99%	32.5	36.8
3 - 3.99%	28.8	33.2
4 - 4.99%	2.5	4.7
7 - 7.99%	0.8	0.6
8 - 8.99%	3.9	6.2
9 - 9.99%	0.6	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	7.3	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	6.6	6.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Treasury Obligations 99.4%	U.S. Treasury Obligations 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
7.25% 8/15/22	$ 4,229,000	$ 6,498,121
7.875% 2/15/21	2,683,000	4,118,405
8% 11/15/21	8,317,000	13,112,923
8.125% 8/15/19	6,032,000	8,957,520
8.125% 5/15/21	2,700,000	4,227,398
8.125% 8/15/21	2,558,000	4,033,447
8.5% 2/15/20	2,675,000	4,109,469
8.75% 5/15/20	2,015,000	3,158,827
8.75% 8/15/20	4,231,000	6,688,284
8.875% 2/15/19	5,511,000	8,291,040
9% 11/15/18	3,082,000	4,612,404
9.125% 5/15/18	2,778,000	4,081,924
U.S. Treasury Notes:
0.875% 7/31/19	22,432,000	22,265,510
1% 6/30/19	26,208,000	26,257,140
1% 8/31/19	18,940,000	18,938,523
1.125% 5/31/19	25,969,000	26,261,151
1.25% 1/31/19	22,205,000	22,709,808
1.25% 4/30/19	14,724,000	15,024,237
1.375% 9/30/18	20,878,000	21,566,327
1.375% 11/30/18	18,022,000	18,597,857
1.375% 12/31/18	15,724,000	16,216,601
1.375% 2/28/19	25,885,000	26,661,550
1.5% 8/31/18	19,638,000	20,440,389
1.5% 3/31/19	21,492,000	22,291,245
1.625% 8/15/22	22,578,000	22,726,157
1.75% 10/31/18	12,294,000	12,971,129
1.75% 5/15/22	59,851,000	61,104,160
1.875% 9/30/17	23,130,000	24,572,017
1.875% 10/31/17	25,946,000	27,573,696
2% 11/15/21	46,450,000	48,743,469
2% 2/15/22	59,179,000	61,934,493
2.125% 8/15/21	43,873,000	46,649,327
2.25% 11/30/17	21,751,000	23,542,064
2.25% 7/31/18	10,577,000	11,472,745
2.375% 5/31/18	11,789,000	12,864,746
2.375% 6/30/18	14,096,000	15,386,658
2.625% 1/31/18	15,337,000	16,918,628
2.625% 4/30/18	11,594,000	12,811,370
2.625% 8/15/20	42,292,000	46,927,584
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 11/15/20	$ 55,434,000	$ 61,462,448
2.75% 12/31/17	16,224,000	17,988,360
2.75% 2/28/18	11,298,000	12,548,722
2.75% 2/15/19	27,907,000	31,177,366
2.875% 3/31/18	14,562,000	16,285,544
3.125% 5/15/19	29,494,000	33,726,861
3.125% 5/15/21	33,800,000	38,848,875
3.375% 11/15/19	35,265,000	41,045,145
3.5% 2/15/18	24,062,000	27,671,300
3.5% 5/15/20	42,779,000	50,292,062
3.625% 8/15/19	26,800,000	31,605,160
3.625% 2/15/20	52,764,000	62,426,406
3.625% 2/15/21	45,253,000	53,822,787
3.75% 11/15/18	27,701,000	32,615,767
3.875% 5/15/18	12,296,000	14,460,293
4% 8/15/18	12,669,000	15,069,180
4.25% 11/15/17	15,724,000	18,616,964
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,236,071,556)		1,334,981,583
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $8,745,000)	$ 8,745,175	8,745,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,244,816,556)		1,343,726,583
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,194,943)
NET ASSETS - 100%		$ 1,342,531,640
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,745,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 5,254,287
Mizuho Securities USA, Inc.	2,175,050
RBS Securities, Inc.	1,315,663
$ 8,745,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,745,000) - See accompanying schedule: Unaffiliated issuers (cost $1,244,816,556)		$ 1,343,726,583
Cash		540
Receivable for investments sold		56,053,605
Receivable for fund shares sold		2,023,643
Interest receivable		5,757,333
Total assets		1,407,561,704

Liabilities
Payable for investments purchased	$ 64,043,576
Payable for fund shares redeemed	744,779
Distributions payable	96,631
Accrued management fee	54,737
Other affiliated payables	90,341
Total liabilities		65,030,064

Net Assets		$ 1,342,531,640
Net Assets consist of:
Paid in capital		$ 1,223,853,116
Undistributed net investment income		763,447
Accumulated undistributed net realized gain (loss) on investments		19,005,050
Net unrealized appreciation (depreciation) on investments		98,910,027
Net Assets		$ 1,342,531,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($437,748,520 ÷ 37,511,428 shares)	$ 11.67

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($904,783,120 ÷ 77,529,761 shares)	$ 11.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 14,174,167

Expenses
Management fee	$ 306,699
Transfer agent fees	561,244
Independent trustees' compensation	2,157
Miscellaneous	1,927
Total expenses before reductions	872,027
Expense reductions	(65)	871,962
Net investment income (loss)		13,302,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,633,277
Change in net unrealized appreciation (depreciation) on investment securities		11,140,135
Net gain (loss)		30,773,412
Net increase (decrease) in net assets resulting from operations		$ 44,075,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,302,205	$ 47,624,949
Net realized gain (loss)	19,633,277	135,879,886
Change in net unrealized appreciation (depreciation)	11,140,135	64,197,483
Net increase (decrease) in net assets resulting from operations	44,075,617	247,702,318
Distributions to shareholders from net investment income	(13,112,691)	(47,407,357)
Distributions to shareholders from net realized gain	(18,319,659)	(21,883,240)
Total distributions	(31,432,350)	(69,290,597)
Share transactions - net increase (decrease)	115,946,540	(892,844,546)
Total increase (decrease) in net assets	128,589,807	(714,432,825)

Net Assets
Beginning of period	1,213,941,833	1,928,374,658
End of period (including undistributed net investment income of $763,447 and undistributed net investment income of $573,933, respectively)	$ 1,342,531,640	$ 1,213,941,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.121	.281	.305	.328	.382	.440
Net realized and unrealized gain (loss)	.298	1.097	.282	(.170)	.319	.850
Total from investment operations	.419	1.378	.587	.158	.701	1.290
Distributions from net investment income	(.119)	(.276)	(.314)	(.328)	(.376)	(.420)
Distributions from net realized gain	(.180)	(.162)	(.123)	(.390)	(.145)	(.010)
Total distributions	(.299)	(.438)	(.437)	(.718)	(.521)	(.430)
Net asset value, end of period	$ 11.67	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Total Return B, C	3.70%	13.15%	5.64%	1.48%	6.68%	13.32%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.08% A	2.50%	2.83%	3.08%	3.55%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 437,749	$ 580,365	$ 1,589,271	$ 1,238,550	$ 1,100,136	$ 925,538
Portfolio turnover rate	51% A	76%	45%	114%	89%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.126	.292	.316	.341	.395	.453
Net realized and unrealized gain (loss)	.299	1.098	.282	(.173)	.317	.847
Total from investment operations	.425	1.390	.598	.168	.712	1.300
Distributions from net investment income	(.125)	(.288)	(.325)	(.338)	(.387)	(.430)
Distributions from net realized gain	(.180)	(.162)	(.123)	(.390)	(.145)	(.010)
Total distributions	(.305)	(.450)	(.448)	(.728)	(.532)	(.440)
Net asset value, end of period	$ 11.67	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Total Return B, C	3.75%	13.26%	5.74%	1.58%	6.79%	13.43%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.18% A	2.59%	2.93%	3.18%	3.65%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 904,783	$ 633,577	$ 339,104	$ 226,399	$ 498,614	$ 174,647
Portfolio turnover rate	51% A	76%	45%	114%	89%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	1.8	0.0
3 - 3.99%	27.9	19.7
4 - 4.99%	43.1	49.7
5 - 5.99%	7.8	8.4
6 - 6.99%	14.4	15.3
7 - 7.99%	4.1	5.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	24.2	24.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	16.6	16.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Treasury Obligations 99.6%	U.S. Treasury Obligations 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 7,602,000	$ 7,721,967
3% 5/15/42	20,786,000	22,247,505
3.125% 11/15/41	20,313,000	22,312,571
3.125% 2/15/42	21,393,000	23,475,481
3.5% 2/15/39	11,323,000	13,377,060
3.75% 8/15/41	18,537,000	22,823,681
3.875% 8/15/40	14,227,000	17,888,233
4.25% 5/15/39	11,589,000	15,436,907
4.25% 11/15/40	16,069,000	21,462,158
4.375% 2/15/38	6,489,000	8,772,317
4.375% 11/15/39	16,333,000	22,195,012
4.375% 5/15/40	15,913,000	21,646,645
4.375% 5/15/41	14,690,000	20,022,015
4.5% 2/15/36	8,760,000	11,976,567
4.5% 5/15/38	8,256,000	11,377,800
4.5% 8/15/39	9,743,000	13,480,356
4.625% 2/15/40	13,309,000	18,778,174
4.75% 2/15/37	3,929,000	5,577,337
4.75% 2/15/41	12,585,000	18,134,205
5% 5/15/37	4,157,000	6,106,891
5.25% 11/15/28	4,311,000	6,139,808
5.25% 2/15/29	4,309,000	6,151,098
5.375% 2/15/31	7,155,000	10,554,741
5.5% 8/15/28	3,616,000	5,265,800
6% 2/15/26	4,718,000	6,992,963
6.125% 11/15/27	7,384,000	11,287,138
6.125% 8/15/29	2,790,000	4,358,067
6.25% 8/15/23	7,994,000	11,703,712
6.25% 5/15/30	4,861,000	7,758,613
6.375% 8/15/27	2,837,000	4,419,070
6.5% 11/15/26	2,763,000	4,306,826
6.625% 2/15/27	2,664,000	4,207,871
6.75% 8/15/26	1,901,000	3,013,678
6.875% 8/15/25	3,172,000	5,003,335
7.125% 2/15/23	3,798,000	5,845,357
7.5% 11/15/24	2,995,000	4,881,850
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.625% 11/15/22	$ 2,048,000	$ 3,237,439
7.625% 2/15/25	2,366,000	3,906,119
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $358,004,010)		433,846,367
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $4,120,000)	$ 4,120,082	4,120,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $362,124,010)		437,966,367
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,215,787)
NET ASSETS - 100%		$ 435,750,580
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,120,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 2,475,433
Mizuho Securities USA, Inc.	1,024,723
RBS Securities, Inc.	619,844
$ 4,120,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,120,000) - See accompanying schedule: Unaffiliated issuers (cost $362,124,010)		$ 437,966,367
Cash		158
Receivable for investments sold		5,393,026
Receivable for fund shares sold		1,945,259
Interest receivable		2,325,631
Total assets		447,630,441

Liabilities
Payable for investments purchased	$ 10,730,561
Payable for fund shares redeemed	1,052,414
Distributions payable	50,567
Accrued management fee	17,855
Other affiliated payables	28,464
Total liabilities		11,879,861

Net Assets		$ 435,750,580
Net Assets consist of:
Paid in capital		$ 362,752,452
Undistributed net investment income		49,189
Accumulated undistributed net realized gain (loss) on investments		(2,893,418)
Net unrealized appreciation (depreciation) on investments		75,842,357
Net Assets		$ 435,750,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($128,717,727 ÷ 9,488,292 shares)	$ 13.57

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($307,032,853 ÷ 22,631,421 shares)	$ 13.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 6,367,493

Expenses
Management fee	$ 98,196
Transfer agent fees	160,564
Independent trustees' compensation	668
Miscellaneous	573
Total expenses before reductions	260,001
Expense reductions	(52)	259,949
Net investment income (loss)		6,107,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(902,634)
Change in net unrealized appreciation (depreciation) on investment securities		24,865,589
Net gain (loss)		23,962,955
Net increase (decrease) in net assets resulting from operations		$ 30,070,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,107,544	$ 10,649,648
Net realized gain (loss)	(902,634)	2,683,822
Change in net unrealized appreciation (depreciation)	24,865,589	50,276,848
Net increase (decrease) in net assets resulting from operations	30,070,499	63,610,318
Distributions to shareholders from net investment income	(6,075,912)	(10,600,943)
Distributions to shareholders from net realized gain	-	(2,548,074)
Total distributions	(6,075,912)	(13,149,017)
Share transactions - net increase (decrease)	(3,403,717)	133,051,111
Total increase (decrease) in net assets	20,590,870	183,512,412

Net Assets
Beginning of period	415,159,710	231,647,298
End of period (including undistributed net investment income of $49,189 and undistributed net investment income of $17,557, respectively)	$ 435,750,580	$ 415,159,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.197	.406	.416	.408	.428	.447
Net realized and unrealized gain (loss)	.939	2.427	.155	(.564)	.439	.565
Total from investment operations	1.136	2.833	.571	(.156)	.867	1.012
Distributions from net investment income	(.196)	(.404)	(.411)	(.409)	(.427)	(.452)
Distributions from net realized gain	-	(.079)	(.110)	(.115)	(.010)	(.020)
Total distributions	(.196)	(.483)	(.521)	(.524)	(.437)	(.472)
Net asset value, end of period	$ 13.57	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Total Return B, C	9.06%	27.97%	5.50%	(1.47)%	8.47%	10.56%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.99% A	3.42%	3.85%	3.89%	3.96%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,718	$ 147,936	$ 135,322	$ 175,804	$ 178,354	$ 55,139
Portfolio turnover rate	63% A	52%	77%	140%	91%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Income from Investment Operations
Net investment income (loss) D	.203	.412	.425	.416	.429	.454
Net realized and unrealized gain (loss)	.939	2.433	.157	(.561)	.448	.568
Total from investment operations	1.142	2.845	.582	(.145)	.877	1.022
Distributions from net investment income	(.202)	(.416)	(.422)	(.420)	(.437)	(.462)
Distributions from net realized gain	-	(.079)	(.110)	(.115)	(.010)	(.020)
Total distributions	(.202)	(.495)	(.532)	(.535)	(.447)	(.482)
Net asset value, end of period	$ 13.57	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Total Return B, C	9.11%	28.10%	5.60%	(1.38)%	8.58%	10.67%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.09% A	3.52%	3.95%	3.99%	4.05%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307,033	$ 267,224	$ 96,326	$ 102,094	$ 61,111	$ 38,328
Portfolio turnover rate	63% A	52%	77%	140%	91%	56%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Spartan® Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management Research (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 810,498,570	$ 16,510,066	$ (3,000)	$ 16,507,066
Spartan Intermediate Treasury Bond Index Fund	1,244,567,011	99,236,080	(76,508)	99,159,572
Spartan Long-Term Treasury Bond Index Fund	363,198,532	75,021,370	(253,535)	74,767,835

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of ..20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 133,219
Fidelity Advantage Class	153,137
$ 286,356
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 376,628
Fidelity Advantage Class	184,616
$ 561,244
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 91,991
Fidelity Advantage Class	68,573
$ 160,564

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,115
Spartan Intermediate Treasury Bond Index Fund	1,927
Spartan Long-Term Treasury Bond Index Fund	573

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned

Semiannual Report

6. Security Lending - continued

securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 5,050

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 43
Spartan Intermediate Treasury Bond Index Fund	65
Spartan Long-Term Treasury Bond Index Fund	52

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 858,947	$ 3,019,219
Fidelity Advantage Class	3,240,959	5,784,902
Total	$ 4,099,906	$ 8,804,121
From net realized gain
Investor Class	$ 267,404	$ 1,339,006
Fidelity Advantage Class	883,433	2,395,320
Total	$ 1,150,837	$ 3,734,326

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended August 31, 2012	Year ended February 29, 2012
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 5,219,428	$ 36,882,436
Fidelity Advantage Class	7,893,263	10,524,921
Total	$ 13,112,691	$ 47,407,357
From net realized gain
Investor Class	$ 8,487,338	$ 15,081,140
Fidelity Advantage Class	9,832,321	6,802,100
Total	$ 18,319,659	$ 21,883,240
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,847,521	$ 6,223,132
Fidelity Advantage Class	4,228,391	4,377,811
Total	$ 6,075,912	$ 10,600,943
From net realized gain
Investor Class	$ -	$ 1,468,211
Fidelity Advantage Class	-	1,079,863
Total	$ -	$ 2,548,074

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	3,575,711	16,335,563	$ 37,971,046	$ 173,605,735
Reinvestment of distributions	97,442	388,344	1,035,253	4,113,559
Shares redeemed	(5,227,220)	(22,946,624)	(55,494,920)	(243,634,088)
Net increase (decrease)	(1,554,067)	(6,222,717)	$ (16,488,621)	$ (65,914,794)
Fidelity Advantage Class
Shares sold	14,971,169	38,225,591	$ 159,099,207	$ 406,580,073
Reinvestment of distributions	320,950	640,791	3,410,168	6,790,243
Shares redeemed	(9,815,961)	(23,578,941)	(104,225,633)	(250,050,483)
Net increase (decrease)	5,476,158	15,287,441	$ 58,283,742	$ 163,319,833

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	12,719,248	68,774,268	$ 146,840,527	$ 1,148,702,114
Reinvestment of distributions	1,163,693	4,542,955	13,307,731	51,021,375
Shares redeemed	(26,620,521)	(172,856,893)	(307,527,776)	(1,992,016,797)
Net increase (decrease)	(12,737,580)	(99,539,670)	$ (147,379,518)	$ (792,293,308)
Fidelity Advantage Class
Shares sold	34,916,461	43,254,466	$ 404,096,573	$ 130,492,468
Reinvestment of distributions	1,457,316	1,392,241	16,699,428	15,815,908
Shares redeemed	(13,698,406)	(21,751,840)	(157,469,943)	(246,859,614)
Net increase (decrease)	22,675,371	22,894,867	$ 263,326,058	$ (100,551,238)
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	4,446,376	23,617,058	$ 58,874,903	$ 291,190,051
Reinvestment of distributions	132,892	618,278	1,740,821	7,423,345
Shares redeemed	(6,808,075)	(25,683,500)	(86,764,033)	(315,059,199)
Net increase (decrease)	(2,228,807)	(1,448,164)	$ (26,148,309)	$ (16,445,803)
Fidelity Advantage Class
Shares sold	12,503,785	23,034,587	$ 163,914,061	$ 286,551,960
Reinvestment of distributions	303,656	426,333	3,991,687	5,108,048
Shares redeemed	(11,340,161)	(11,667,863)	(145,161,156)	(142,163,094)
Net increase (decrease)	1,467,280	11,793,057	$ 22,744,592	$ 149,496,914

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LBX-USAN-1012
1.821050.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 19, 2012